Leases	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Leases	20. Leases
The statements of financial position shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Right-of-use assets
Buildings	$28,393	$33,780	$16,798
Vehicles	12,297	6,615	3,191
Equipment	91	125	160
	$40,781	$40,520	$20,149

Lease liabilities
Current	$10,833	$6,533	$4,646
Non-current	36,327	32,520	15,354
	$47,160	$39,053	$20,000
Additions to the right-of-use assets amounted to $20 million for the year ended December 31, 2025, compared to $26 million and $11 million for the years ended December 31, 2024 and 2023 respectively.
The table below shows a maturity analysis of the lease liabilities:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Lease liabilities
Less than 1 year	$12,458	$8,047	$4,286
Years 1 through 5	32,718	25,670	13,890
Greater than 5 years	7,786	11,829	1,824
Total contractual cash flows	$52,962	$45,546	$20,000
Total carrying amount	$47,160	$39,053	$20,000
1)Comparative figures have been aligned with the presentation adopted in the current year.
The consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Depreciation charges
Buildings	$6,135	$3,657	$2,839
Vehicles	4,272	2,067	971
Equipment	34	35	36
	$10,441	$5,759	$3,846

Interest expense (included in finance cost)	$3,175	$2,072	$693
The total cash outflows for leases in 2025, 2024 and 2023 were $4 million, $8 million and $4 million respectively.
The Company applies the short-term lease recognition exemption (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option) and the lease of low-value assets recognition exemption. Lease payments on short-term leases and leases of low-value assets are immaterial and are recognized as an expense within the operating category in the statement of profit on a straight-line basis over the lease term.
The Company does not have any lease agreement with variable lease payments or residual value guarantees. The
Company has several leases that include extension and termination options. These options provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. The Company exercises judgment in determining whether these extension and termination options are reasonably certain to be exercised. The undiscounted potential future rental payments relating to periods following the exercise date of extension and termination options that are not included in the lease term are not material.